Receivables (Tables)	12 Months Ended
Dec. 31, 2024
Receivables [Abstract]
Premium Receivable, Allowance for Credit Loss
The following table provides the balance of premiums receivable, net of allowance for expected credit losses, at December 31, 2024 and 2023:

(Expressed in thousands of U.S. Dollars)	December 31, 2024	December 31, 2023

Premiums receivable	$268,806	$256,519
Less: Allowance for expected credit losses	(12,756)	(11,302)
	$256,050	$245,217
The movement in the allowance for expected credit losses for the years ended December 31, 2024 and 2023 is as follows:

(Expressed in thousands of U.S. Dollars)	December 31, 2024	December 31, 2023

Opening balance	$11,302	$9,085
Change in allowance for expected credit losses	1,454	2,372
Write-offs	—	(155)
Ending balance	$12,756	$11,302

Reinsurance Recoverable, Allowance for Credit Loss
The following table provides the balance of reinsurance recoverables, net of allowance for expected credit losses, at December 31, 2024 and 2023:

(Expressed in thousands of U.S. Dollars)	December 31, 2024	December 31, 2023

Reinsurance recoverables on unpaid losses	$213,990	$212,610
Less: Allowance for expected credit losses	(327)	(361)
	213,663	212,249

Reinsurance recoverables on paid losses	12,592	14,507
Less: Allowance for expected credit losses	(558)	(3,673)
	12,034	10,834
	$225,697	$223,083
The movement in the allowance for expected credit losses for the years ended December 31, 2024 and 2023 is as follows:

(Expressed in thousands of U.S. Dollars)	December 31, 2024	December 31, 2023

Opening balance	$4,034	$3,954
Change in allowance for expected credit losses	28	80
Write off	(3,177)	—
Ending balance	$885	$4,034

Reinsurance Recoverable, Credit Quality Indicator

% due from carriers rated “A-” or higher by major rating agencies	92%	76%
% due from all other rated carriers	8%	24%
% due from all other carriers with no rating by major rating agencies	-	-
Largest balance due from any one carrier as a % of total shareholders’ equity	7%	8%